Strategic Investments and Business Combination - Schedule of Allocation of Purchase Price (Details) - USD ($)					9 Months Ended	12 Months Ended
	Sep. 01, 2019	Aug. 17, 2019	May 01, 2019	Apr. 02, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill					$ 9,265,070	$ 8,548,608	$ 1,705,548
Customer Relationships [Member]
Weighted Average Useful Life (Years)					8 years 7 months 6 days	9 years 4 months 24 days
Non-competition Agreements [Member]
Weighted Average Useful Life (Years)					3 years 8 months 12 days	4 years 4 months 24 days
Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)					3 years 8 months 12 days	4 years 3 months 19 days
Southwestern Montana Financial Center, Inc. [Member]
Customer relationships				$ 561,000
Non-competition agreements				599,200
Goodwill				1,217,790
Fixed assets				41,098
Loan Payable				(24,579)
Purchase consideration allocated				$ 2,394,509
Southwestern Montana Financial Center, Inc. [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)				10 years
Southwestern Montana Financial Center, Inc. [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)				5 years
Southwestern Montana Financial Center, Inc. [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description				Indefinite
Southwestern Montana Financial Center, Inc. [Member] | Fixed Assets [Member] | Minimum [Member]
Weighted Average Useful Life (Years)				5 years
Southwestern Montana Financial Center, Inc. [Member] | Fixed Assets [Member] | Maximum [Member]
Weighted Average Useful Life (Years)				7 years
Fortman Insurance Agency, LLC [Member]
Customer relationships			$ 1,824,000
Trade name and trademarks			289,400
Non-competition agreements			752,800
Goodwill			1,269,731
Fixed assets			19,924
Prepaid rent			550
Purchase consideration allocated			$ 4,156,405
Fortman Insurance Agency, LLC [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)			10 years
Fortman Insurance Agency, LLC [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)			5 years
Fortman Insurance Agency, LLC [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description			Indefinite
Fortman Insurance Agency, LLC [Member] | Fixed Assets [Member] | Minimum [Member]
Weighted Average Useful Life (Years)			5 years
Fortman Insurance Agency, LLC [Member] | Fixed Assets [Member] | Maximum [Member]
Weighted Average Useful Life (Years)			7 years
Fortman Insurance Agency, LLC [Member] | Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)			5 years
Altruis Benefits Consulting, LLC [Member]
Customer relationships	$ 753,000
Trade name and trademarks	714,600
Cash	1,850,037
Non-competition agreements	1,168,600
Goodwill	4,949,329
Fixed assets	85
Payable to seller	(1,747,483)
Purchase consideration allocated	$ 7,688,168
Altruis Benefits Consulting, LLC [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)	10 years
Altruis Benefits Consulting, LLC [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)	5 years
Altruis Benefits Consulting, LLC [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description	Indefinite
Altruis Benefits Consulting, LLC [Member] | Fixed Assets [Member]
Weighted Average Useful Life (Years)	5 years
Altruis Benefits Consulting, LLC [Member] | Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)	5 years
UIS Agency, LLC [Member]
Customer relationships		$ 100,000
Trade name and trademarks		35,600
Cash		5,772
Non-competition agreements		25,500
Goodwill		716,462
Purchase consideration allocated		$ 883,334
UIS Agency, LLC [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)		10 years
UIS Agency, LLC [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)		5 years
UIS Agency, LLC [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description		Indefinite
UIS Agency, LLC [Member] | Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)		5 years